Other Revenue (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Feb. 01, 2014	Feb. 02, 2013	Jan. 28, 2012
Revenue Recognition [Line Items]
Other Revenue	$ 34,484	$ 34,125	$ 33,397
Service Fees
Revenue Recognition [Line Items]
Other Revenue	13,711	13,284	13,096
Rental Income from Leased Departments
Revenue Recognition [Line Items]
Other Revenue	10,924	10,639	9,566
Subleased Rental Income and Other
Revenue Recognition [Line Items]
Other Revenue	$ 9,849	$ 10,202	$ 10,735